Loans, borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2024
Loans, borrowings and debentures
Schedule of loans, borrowings and debentures
					Changes in cash				Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2023	Proceeds	Interest paid	Payments	Amortized cost	Interest incurred	Amortized cost	December 31, 2024	Current	Non- current
Working capital	100 % CDI + 3.90% to 6.55%	30,148	39,519	69,667	103,870	(14,764)	(59,247)	(2,889)	16,603	1,522	114,762	75,086	39,676
Debentures	18.16%	6,043	12,086	18,129	-	(2,640)	(6,176)	-	2,646	134	12,093	6,051	6,042
		36,191	51,605	87,796	103,870	(17,404)	(65,423)	(2,889)	19,249	1,656	126,855	81,137	45,718

					Changes in cash				Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2022	Proceeds	Interest paid	Payments	Amortized cost	Interest incurred	Amortized cost	December 31, 2023	Current	Non- current
Working capital	100% CDI + 3.90% to 6.55%	62,335	63,499	125,834	30,000	(17,533)	(85,239)	(662)	17,267	-	69,667	30,148	39,519
Debentures	18.16%	27,206	13,794	41,000	-	(4,168)	(22,471)	(400)	4,168	-	18,129	6,043	12,086
		89,541	77,293	166,834	30,000	(21,701)	(107,710)	(1,062)	21,435	-	87,796	36,191	51,605

Schedule of maturities of non-current liabilities
	2024	2023
2024	-	849
2025	-	26,007
2026	45,416	24,749
After 2027	302	-
Total	45,718	51,605